Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Common stock subject to put options, shares outstanding		30,209
Common stock subject to put options, shares issued		30,209
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock,shares authorized	60,000,000	11,818,345	11,818,345
Common stock,shares issued	15,918,427	208,505	169,805
Common stock,outstanding	15,918,427	208,505	169,805
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, authorized	15,000,000	10,657,252	10,657,252
Convertible preferred stock, issued		10,657,252	10,657,252
Convertible preferred stock, outstanding		10,657,252	10,657,252
Convertible preferred stock, liquidation preference		$ 15,799	$ 33,339